UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund
Total Bond Market Index Portfolio
Schedule of Investments
March 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (69.3%)

U.S. Government Securities (24.0%)
U.S. Treasury Bond	10.000%	5/15/2010	$1,825	$1,840
U.S. Treasury Bond	10.375%	11/15/2012	725	840
U.S. Treasury Bond	12.000%	8/15/2013	1,200	1,499
U.S. Treasury Bond	13.250%	5/15/2014	170	228
U.S. Treasury Bond	12.500%	8/15/2014	275	366
U.S. Treasury Bond	9.875%	11/15/2015	225	325
U.S. Treasury Bond	9.250%	2/15/2016	1,100	1,536
U.S. Treasury Bond	8.750%	5/15/2017	2,550	3,504
U.S. Treasury Bond	8.875%	8/15/2017	5,500	7,646
U.S. Treasury Bond	9.125%	5/15/2018	50	70
U.S. Treasury Bond	8.875%	2/15/2019	3,675	5,201
U.S. Treasury Bond	8.125%	8/15/2019	3,345	4,499
U.S. Treasury Bond	8.500%	2/15/2020	600	835
U.S. Treasury Bond	8.750%	8/15/2020	475	677
U.S. Treasury Bond	8.125%	8/15/2021	1,575	2,156
U.S. Treasury Bond	8.000%	11/15/2021	1,795	2,436
U.S. Treasury Bond	7.250%	8/15/2022	2,085	2,666
U.S. Treasury Bond	7.625%	11/15/2022	1,590	2,106
U.S. Treasury Bond	7.125%	2/15/2023	1,145	1,451
U.S. Treasury Bond	6.250%	8/15/2023	175	204
U.S. Treasury Bond	6.750%	8/15/2026	2,045	2,545
U.S. Treasury Bond	6.625%	2/15/2027	2,515	3,098
U.S. Treasury Bond	6.375%	8/15/2027	660	793
U.S. Treasury Bond	5.500%	8/15/2028	1,775	1,928
U.S. Treasury Bond	5.250%	11/15/2028	885	931
U.S. Treasury Bond	6.125%	8/15/2029	400	471
U.S. Treasury Bond	6.250%	5/15/2030	775	931
U.S. Treasury Note	2.250%	4/30/2006	875	863
U.S. Treasury Note	6.875%	5/15/2006	825	855
U.S. Treasury Note	2.500%	5/31/2006	1,100	1,087
U.S. Treasury Note	2.750%	6/30/2006	450	446
U.S. Treasury Note	7.000%	7/15/2006	10,850	11,313
U.S. Treasury Note	2.500%	9/30/2006	1,000	983
U.S. Treasury Note	6.500%	10/15/2006	5,240	5,460
U.S. Treasury Note	2.875%	11/30/2006	1,100	1,085
U.S. Treasury Note	3.000%	12/31/2006	2,175	2,147
U.S. Treasury Note	3.125%	1/31/2007	275	272
U.S. Treasury Note	3.125%	5/15/2007	8,600	8,476
U.S. Treasury Note	6.625%	5/15/2007	7,300	7,715
U.S. Treasury Note	2.750%	8/15/2007	1,150	1,121
U.S. Treasury Note	3.250%	8/15/2007	1,075	1,061
U.S. Treasury Note	6.125%	8/15/2007	7,475	7,859
U.S. Treasury Note	3.375%	2/15/2008	3,425	3,373
U.S. Treasury Note	5.625%	5/15/2008	2,600	2,725
U.S. Treasury Note	3.125%	10/15/2008	550	533
U.S. Treasury Note	3.375%	11/15/2008	3,800	3,716
U.S. Treasury Note	3.375%	12/15/2008	3,400	3,321
U.S. Treasury Note	3.250%	1/15/2009	7,625	7,412
U.S. Treasury Note	2.625%	3/15/2009	300	284
U.S. Treasury Note	4.000%	6/15/2009	2,150	2,141
U.S. Treasury Note	3.625%	7/15/2009	1,125	1,103
U.S. Treasury Note	6.000%	8/15/2009	3,275	3,519
U.S. Treasury Note	3.375%	9/15/2009	1,050	1,017
U.S. Treasury Note	3.375%	10/15/2009	1,600	1,549
U.S. Treasury Note	6.500%	2/15/2010	2,600	2,863
U.S. Treasury Note	5.000%	2/15/2011	50	52
U.S. Treasury Note	5.000%	8/15/2011	225	234
U.S. Treasury Note	3.875%	2/15/2013	2,650	2,559
U.S. Treasury Note	4.250%	8/15/2013	11,075	10,923
U.S. Treasury Note	4.250%	11/15/2013	6,425	6,328

				155,177

Agency Bonds and Notes (10.4%)
Federal Farm Credit Bank*	3.250%	6/15/2007	925	909
Federal Farm Credit Bank*	3.000%	12/17/2007	275	267
Federal Farm Credit Bank*	3.375%	7/15/2008	200	195
Federal Farm Credit Bank*	3.750%	1/15/2009	225	220
Federal Farm Credit Bank*	4.125%	4/15/2009	175	174
Federal Farm Credit Bank*	2.250%	5/15/2006	1,350	1,328
Federal Farm Credit Bank*	2.875%	8/15/2006	3,500	3,455
Federal Farm Credit Bank*	3.375%	2/23/2007	750	742
Federal Farm Credit Bank*	6.500%	8/15/2007	1,450	1,527
Federal Farm Credit Bank*	3.625%	1/15/2008	500	492
Federal Farm Credit Bank*	3.375%	2/15/2008	1,000	977
Federal Farm Credit Bank*	5.865%	9/2/2008	1,100	1,153
Federal Farm Credit Bank*	7.625%	5/14/2010	1,850	2,107
Federal Farm Credit Bank*	5.750%	5/15/2012	2,200	2,337
Federal Farm Credit Bank*	4.500%	11/15/2012	1,250	1,229
Federal Home Loan Mortgage Corp.*	2.375%	4/15/2006	2,000	1,973
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006	2,750	2,807
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	750	737
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	2,800	2,846
Federal Home Loan Mortgage Corp.*	5.750%	4/15/2008	2,250	2,348
Federal Home Loan Mortgage Corp.*	5.750%	3/15/2009	1,000	1,050
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	1,750	1,902
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	250	263
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	1,100	1,128
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2013	1,150	1,132
Federal Home Loan Mortgage Corp.*	4.000%	6/12/2013	325	302
Federal Home Loan Mortgage Corp.*	4.500%	7/15/2013	500	491
Federal Home Loan Mortgage Corp.*	5.000%	7/15/2014	1,500	1,517
Federal Home Loan Mortgage Corp.*	6.750%	9/15/2029	400	486
Federal Home Loan Mortgage Corp.*	6.750%	3/15/2031	775	943
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032	425	490
Federal National Mortgage Assn.*	3.125%	7/15/2006	1,500	1,487
Federal National Mortgage Assn.*	5.000%	1/15/2007	1,000	1,018
Federal National Mortgage Assn.*	7.125%	3/15/2007	1,250	1,323
Federal National Mortgage Assn.*	5.250%	4/15/2007	1,500	1,535
Federal National Mortgage Assn.*	6.625%	10/15/2007	3,750	3,972
Federal National Mortgage Assn.*	6.000%	5/15/2008	2,825	2,968
Federal National Mortgage Assn.*	6.625%	9/15/2009	5,060	5,496
Federal National Mortgage Assn.*	7.250%	1/15/2010	3,010	3,360
Federal National Mortgage Assn.*	6.250%	2/1/2011	400	427
Federal National Mortgage Assn.*	5.500%	3/15/2011	1,000	1,045
Federal National Mortgage Assn.*	6.125%	3/15/2012	1,450	1,572
Federal National Mortgage Assn.*	4.625%	5/1/2013	475	462
Federal National Mortgage Assn.*	4.625%	10/15/2013	250	247
Federal National Mortgage Assn.*	5.000%	4/15/2015	250	251
Federal National Mortgage Assn.*	7.125%	1/15/2030	1,425	1,801
Federal National Mortgage Assn.*	6.625%	11/15/2030	350	418
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	400	446
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	150	158
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	50	53
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	75	79
Tennessee Valley Auth.*	7.125%	5/1/2030	1,000	1,267

				66,912

Mortgage-Backed Securities (35.0%)
Federal Home Loan Mortgage Corp.*	4.000%	8/1/2008-1/1/2020 (1)	4,470	4,314
Federal Home Loan Mortgage Corp.*	4.500%	3/1/2009-5/1/2034 (1)	13,494	13,220
Federal Home Loan Mortgage Corp.*	5.000%	3/1/2008-1/1/2035 (1)	25,225	24,917
Federal Home Loan Mortgage Corp.*	5.500%	1/1/2007-3/1/2035 (1)	24,798	24,937
Federal Home Loan Mortgage Corp.*	6.000%	7/1/2005-7/1/2034 (1)	9,492	9,742
Federal Home Loan Mortgage Corp.*	6.500%	2/1/2008-10/1/2034 (1)	4,580	4,770
Federal Home Loan Mortgage Corp.*	7.000%	9/1/2007-2/1/2032 (1)	2,122	2,243
Federal Home Loan Mortgage Corp.*	7.500%	1/1/2007-12/1/2030 (1)	682	726
Federal Home Loan Mortgage Corp.*	8.000%	10/1/2009-7/1/2030 (1)	522	563
Federal Home Loan Mortgage Corp.*	8.500%	5/1/2006-11/1/2030 (1)	142	153
Federal Home Loan Mortgage Corp.*	9.000%	5/1/2027-5/1/2030 (1)	23	26
Federal Home Loan Mortgage Corp.*	9.500%	1/1/2025-2/1/2025 (1)	7	10
Federal Home Loan Mortgage Corp.*	10.000%	3/1/2017-11/1/2019 (1)	8	8
Federal National Mortgage Assn.*	4.000%	12/1/2010-6/1/2019 (1)	2,589	2,501
Federal National Mortgage Assn.*	4.500%	9/1/2011-11/1/2034 (1)	12,647	12,277
Federal National Mortgage Assn.*	5.000%	9/1/2009-3/1/2035 (1)	32,574	32,113
Federal National Mortgage Assn.*	5.500%	3/1/2017-3/1/2035 (1)	35,451	35,609
Federal National Mortgage Assn.*	6.000%	11/1/2008-1/1/2035 (1)	17,661	18,109
Federal National Mortgage Assn.*	6.500%	8/1/2008-3/1/2034 (1)	8,402	8,730
Federal National Mortgage Assn.*	7.000%	10/1/2007-11/1/2033(1)	2,516	2,650
Federal National Mortgage Assn.*	7.500%	1/1/2007-7/1/2032 (1)	837	898
Federal National Mortgage Assn.*	8.000%	2/1/2008-11/1/2030 (1)	282	304
Federal National Mortgage Assn.*	8.500%	11/1/2006-4/1/2031 (1)	119	127
Federal National Mortgage Assn.*	9.000%	6/1/2022-12/1/2024 (1)	28	30
Federal National Mortgage Assn.*	9.500%	12/1/2018-2/1/2025 (1)	17	19
Federal National Mortgage Assn.*	10.000%	8/1/2020-8/1/2021 (1)	9	10
Federal National Mortgage Assn.*	10.500%	8/1/2020 (1)	3	3
Government National Mortgage Assn	4.500%	8/15/2018-9/15/2033(1)	618	599
Government National Mortgage Assn	5.000%	3/15/2018-2/15/2035(1)	5,011	4,971
Government National Mortgage Assn	5.500%	6/15/2018-2/15/2035(1)	8,959	9,049
Government National Mortgage Assn	6.000%	3/15/2009-8/15/2034(1)	5,487	5,649
Government National Mortgage Assn	6.500%	10/15/2008-6/15/2034	3,713	3,889
Government National Mortgage Assn	7.000%	10/15/2008-1/15/2032	1,292	1,365
Government National Mortgage Assn	7.500%	5/15/2008-1/15/2031(1)	605	649
Government National Mortgage Assn	8.000%	3/15/2008-12/15/2030	374	409
Government National Mortgage Assn	8.500%	7/15/2009-7/15/2030(1)	141	152
Government National Mortgage Assn	9.000%	4/15/2016-7/15/2030(1)	136	151
Government National Mortgage Assn	9.500%	4/15/2017-12/15/2021	29	31
Government National Mortgage Assn	10.000%	5/15/2020-1/15/2025(1)	9	11
Government National Mortgage Assn	10.500%	5/15/2019 (1)	14	15
Government National Mortgage Assn	11.000%	10/15/2015 (1)	6	7
Government National Mortgage Assn	11.500%	2/15/2013 (1)	4	4

				225,960

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $446,741)				448,049

CORPORATE BONDS (25.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (4.5%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033 (1)	2,100	2,169
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	500	616
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)(2)	1,307	1,402
Countrywide Home Loans	4.533%	9/19/2032 (1)	40	40
Countrywide Home Loans	4.099%	5/25/2033 (1)	629	623
Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/16/2035 (1)	3,500	3,711
First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033 (1)	2,100	2,244
Fleet Credit Card Master Trust II	2.750%	4/15/2008 (1)	2,000	1,994
GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041 (1)	1,500	1,464
Honda Auto Receivables Owner Trust	4.220%	4/16/2007 (1)	517	519
LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029 (1)	1,500	1,453
M†I Auto Loan Trust	3.040%	10/20/2008 (1)	900	893
MBNA Credit Card Master Note Trust	4.950%	6/15/2009 (1)	1,200	1,219
MBNA Master Credit Card Trust	7.000%	2/15/2012 (1)	400	440
Morgan Stanley Capital I	4.970%	4/14/2040 (1)	1,217	1,200
Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039 (1)	2,500	2,648
Nissan Auto Lease Trust	2.900%	8/15/2007 (1)	1,100	1,084
PG†E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	200	196
PNC Mortgage Acceptance Corp.	7.300%	10/12/2033 (1)	2,000	2,199
PSEG Transition Funding LLC	6.890%	12/15/2017 (1)	500	569
Salomon Brothers Mortgage Securities VII	4.125%	9/25/2033 (1)	1,178	1,156
USAA Auto Owner Trust	2.930%	7/16/2007 (1)	400	398
World Omni Auto Receivables Trust	3.540%	6/12/2009 (1)	700	693

				28,930

Finance (8.3%)
Banking (3.9%)
ABN AMRO Bank NV	7.125%	6/18/2007	350	370
Abbey National PLC	7.950%	10/26/2029	150	195
Amsouth Bancorp	5.200%	4/1/2015	150	150
BB†T Corp.	6.500%	8/1/2011	125	136
BB†T Corp.	5.200%	12/23/2015	125	125
BSCH Issuances Ltd.	7.625%	9/14/2010	375	426
Bank One Corp.	2.625%	6/30/2008	50	47
Bank One Corp.	6.000%	2/17/2009	1,000	1,049
Bank One Corp.	7.875%	8/1/2010	50	57
Bank One Corp.	5.250%	1/30/2013	50	51
Bank One NA (IL)	3.700%	1/15/2008	400	393
Bank of America Corp.	3.375%	2/17/2009	250	240
Bank of America Corp.	4.250%	10/1/2010	150	147
Bank of America Corp.	4.375%	12/1/2010	100	98
Bank of America Corp.	7.400%	1/15/2011	750	849
Bank of America Corp.	6.250%	4/15/2012	350	378
Bank of America Corp.	5.625%	3/8/2035	75	72
Bank of New York Co., Inc.	3.750%	2/15/2008	250	244
Bank of New York Co., Inc.	4.950%	3/15/2015	200	197
BankAmerica Corp.	5.875%	2/15/2009	300	313
Citicorp Capital II	8.015%	2/15/2027	500	549
Citicorp Lease Pass-Through Trust	7.220%	6/15/2005 (2)	520	524
Citigroup, Inc.	5.500%	8/9/2006	100	102
Citigroup, Inc.	4.250%	7/29/2009	175	173
Citigroup, Inc.	4.125%	2/22/2010	100	98
Citigroup, Inc.	6.000%	2/21/2012	50	54
Citigroup, Inc.	5.625%	8/27/2012	100	104
Citigroup, Inc.	5.000%	9/15/2014	100	99
Citigroup, Inc.	6.625%	6/15/2032	100	113
Citigroup, Inc.	5.875%	2/22/2033	100	103
Citigroup, Inc.	6.000%	10/31/2033	250	261
CoreStates Capital Corp.	8.000%	12/15/2026 (2)	600	658
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	700	721
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	150	146
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	266
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	400	433
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	150	149
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	150	145
Deutsche Bank Financial LLC	5.375%	3/2/2015	225	230
Fifth Third Bank	4.200%	2/23/2010	100	98
Fifth Third Bank	4.750%	2/1/2015	325	315
First Tennessee Bank	5.050%	1/15/2015	50	49
FirstStar Bank	7.125%	12/1/2009	250	275
Fleet Boston Financial Corp.	3.850%	2/15/2008	300	297
Fleet Capital Trust II	7.920%	12/11/2026	400	428
Golden West Financial Corp.	4.125%	8/15/2007	100	100
HSBC Bank USA	5.875%	11/1/2034	250	255
HSBC Holdings PLC	7.500%	7/15/2009	350	389
HSBC Holdings PLC	7.625%	5/17/2032 (2)	100	122
J.P. Morgan Chase & Co.	4.000%	2/1/2008	400	396
J.P. Morgan Chase & Co.	4.500%	1/15/2012	100	96
J.P. Morgan Chase & Co.	6.625%	3/15/2012	50	55
J.P. Morgan Chase & Co.	5.750%	1/2/2013	50	52
J.P. Morgan Chase & Co.	5.125%	9/15/2014	625	618
J.P. Morgan Chase & Co.	4.750%	3/1/2015	50	48
J.P. Morgan Chase & Co.	5.250%	5/1/2015	100	100
J.P. Morgan, Inc.	6.700%	11/1/2007	460	486
JPM Capital Trust II	7.950%	2/1/2027	50	55
Key Bank NA	5.000%	7/17/2007	200	203
Marshall & Ilsley Bank	4.125%	9/4/2007	50	50
Mellon Bank NA	4.750%	12/15/2014	50	49
Mellon Funding Corp.	5.000%	12/1/2014	300	298
NB Capital Trust IV	8.250%	4/15/2027	200	220
National City Corp.	3.200%	4/1/2008	500	483
North Fork Bancorp	5.875%	8/15/2012	150	158
PNC Bank NA	5.250%	1/15/2017	275	271
PNC Funding Corp.	5.250%	11/15/2015	100	98
Popular North America, Inc.	4.250%	4/1/2008	100	99
Regions Financial Corp.	6.375%	5/15/2012	100	108
Royal Bank of Canada	4.125%	1/26/2010	225	221
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (3)	450	546
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	50	50
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	650	662
Sanwa Bank Ltd.	8.350%	7/15/2009	100	114
Sanwa Bank Ltd.	7.400%	6/15/2011	200	225
Southtrust Corp.	5.800%	6/15/2014	50	52
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	195	226
SunTrust Banks, Inc.	5.450%	12/1/2017	300	302
Swiss Bank Corp.	7.000%	10/15/2015	250	285
Swiss Bank Corp.	7.375%	6/15/2017	100	118
UFJ Finance Aruba AEC	6.750%	7/15/2013	100	108
US Bancorp	5.100%	7/15/2007	500	510
US Bank NA	2.850%	11/15/2006	100	98
US Bank NA	3.700%	8/1/2007	250	247
US Bank NA	4.950%	10/30/2014	25	25
Union Planters Corp.	7.750%	3/1/2011	300	345
UnionBanCal Corp.	5.250%	12/16/2013	50	50
Wachovia Bank NA	4.875%	2/1/2015	150	147
Wachovia Corp.	3.625%	2/17/2009	400	388
Wachovia Corp.	4.875%	2/15/2014	50	49
Wachovia Corp.	5.250%	8/1/2014	175	177
Washington Mutual Bank	6.875%	6/15/2011	400	441
Washington Mutual Bank	5.500%	1/15/2013	300	305
Washington Mutual Bank	5.650%	8/15/2014	125	129
Washington Mutual Bank	5.125%	1/15/2015	50	49
Washington Mutual Finance Corp.	5.000%	3/22/2012	175	175
Wells Fargo & Co.	5.250%	12/1/2007	450	461
Wells Fargo & Co.	4.125%	3/10/2008	900	893
Wells Fargo & Co.	3.125%	4/1/2009	100	95
Wells Fargo & Co.	4.200%	1/15/2010	125	122
Wells Fargo & Co.	4.950%	10/16/2013	350	350
Wells Fargo & Co.	5.125%	9/15/2016	100	99
Wells Fargo & Co.	5.375%	2/7/2035	50	49
World Savings Bank, FSB	4.125%	3/10/2008	300	298
World Savings Bank, FSB	4.125%	12/15/2009	150	147
Zions Bancorp	6.000%	9/15/2015	50	52
Brokerage (1.4%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	700	754
Bear Stearns Co., Inc.	4.000%	1/31/2008	75	74
Bear Stearns Co., Inc.	5.700%	11/15/2014	150	155
Goldman Sachs Group, Inc.	3.875%	1/15/2009	75	73
Goldman Sachs Group, Inc.	6.650%	5/15/2009	300	323
Goldman Sachs Group, Inc.	7.350%	10/1/2009	300	332
Goldman Sachs Group, Inc.	6.600%	1/15/2012	450	489
Goldman Sachs Group, Inc.	5.700%	9/1/2012	275	284
Goldman Sachs Group, Inc.	5.250%	4/1/2013	50	50
Goldman Sachs Group, Inc.	5.250%	10/15/2013	250	251
Goldman Sachs Group, Inc.	5.150%	1/15/2014	100	99
Goldman Sachs Group, Inc.	5.125%	1/15/2015	125	122
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	129
Goldman Sachs Group, Inc.	6.345%	2/15/2034	300	310
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	350	346
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	300	321
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	50	48
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	200	192
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	25	24
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	100	109
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	225	217
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	400	393
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	600	595
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	50	49
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	50	48
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	100	105
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	50	49
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	200	196
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	100	98
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	100	101
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	225	219
Morgan Stanley Dean Witter	6.875%	3/1/2007	100	105
Morgan Stanley Dean Witter	5.800%	4/1/2007	1,075	1,104
Morgan Stanley Dean Witter	6.750%	4/15/2011	250	273
Morgan Stanley Dean Witter	6.600%	4/1/2012	250	273
Morgan Stanley Dean Witter	4.750%	4/1/2014	525	501
Morgan Stanley Dean Witter	7.250%	4/1/2032	150	182
Finance Companies (1.8%)
American Express Centurion Bank	4.375%	7/30/2009	225	223
American Express Credit Corp.	3.000%	5/16/2008	250	240
American General Finance Corp.	5.750%	3/15/2007	300	308
American General Finance Corp.	3.875%	10/1/2009	225	215
American General Finance Corp.	5.375%	10/1/2012	100	101
CIT Group, Inc.	7.375%	4/2/2007	100	106
CIT Group, Inc.	5.750%	9/25/2007	100	103
CIT Group, Inc.	3.650%	11/23/2007	25	24
CIT Group, Inc.	5.500%	11/30/2007	100	102
CIT Group, Inc.	4.000%	5/8/2008	150	147
CIT Group, Inc.	4.250%	2/1/2010	100	97
CIT Group, Inc.	7.750%	4/2/2012	125	144
CIT Group, Inc.	5.000%	2/1/2015	100	97
Capital One Bank	6.875%	2/1/2006	50	51
Capital One Bank	4.875%	5/15/2008	125	126
Capital One Bank	4.250%	12/1/2008	175	172
Capital One Bank	4.800%	2/21/2012	100	98
Capital One Bank	5.250%	2/21/2017	50	48
Countrywide Home Loan	5.500%	2/1/2007	200	204
Countrywide Home Loan	2.875%	2/15/2007	200	195
Countrywide Home Loan	5.625%	5/15/2007	250	256
Countrywide Home Loan	3.250%	5/21/2008	50	48
Countrywide Home Loan	4.125%	9/15/2009	225	217
General Electric Capital Corp.	5.000%	2/15/2007	75	76
General Electric Capital Corp.	5.375%	3/15/2007	300	307
General Electric Capital Corp.	4.250%	1/15/2008	125	125
General Electric Capital Corp.	4.125%	3/4/2008	200	198
General Electric Capital Corp.	3.500%	5/1/2008	500	486
General Electric Capital Corp.	4.625%	9/15/2009	1,900	1,894
General Electric Capital Corp.	7.375%	1/19/2010	100	111
General Electric Capital Corp.	6.125%	2/22/2011	500	531
General Electric Capital Corp.	5.875%	2/15/2012	100	105
General Electric Capital Corp.	4.750%	9/15/2014	100	97
General Electric Capital Corp.	6.750%	3/15/2032	225	260
HSBC Finance Corp.	4.125%	3/11/2008	50	50
HSBC Finance Corp.	6.750%	5/15/2011	125	136
Household Finance Corp.	7.200%	7/15/2006	125	130
Household Finance Corp.	4.625%	1/15/2008	300	301
Household Finance Corp.	6.400%	6/17/2008	225	237
Household Finance Corp.	4.750%	5/15/2009	500	501
Household Finance Corp.	6.375%	10/15/2011	275	295
Household Finance Corp.	7.000%	5/15/2012	350	390
Household Finance Corp.	7.350%	11/27/2032 (2)	100	119
International Lease Finance Corp.	3.125%	5/3/2007	75	73
International Lease Finance Corp.	5.625%	6/1/2007	200	205
International Lease Finance Corp.	4.500%	5/1/2008	250	249
MBNA America Bank NA	5.375%	1/15/2008	500	511
SLM Corp.	5.625%	4/10/2007	475	487
SLM Corp.	5.050%	11/14/2014	450	444
SLM Corp.	5.625%	8/1/2033	75	75
Insurance (0.7%)
ACE Ltd.	6.000%	4/1/2007	100	103
AEGON NV	4.750%	6/1/2013	100	97
AXA Financial, Inc.	7.750%	8/1/2010	100	113
AXA SA	8.600%	12/15/2030	50	66
Allstate Corp.	5.375%	12/1/2006	250	255
Allstate Corp.	5.000%	8/15/2014	200	198
Allstate Corp.	6.125%	12/15/2032	100	106
American General Capital II	8.500%	7/1/2030	100	131
American International Group, Inc.	2.875%	5/15/2008 (3)	125	119
Arch Capital Group Ltd.	7.350%	5/1/2034	75	84
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014 (2)	75	76
Assurant, Inc.	5.625%	2/15/2014	25	25
Assurant, Inc.	6.750%	2/15/2034	50	54
Axis Capital Holdings	5.750%	12/1/2014	50	50
CNA Financial Corp.	5.850%	12/15/2014	100	99
Cincinnati Financial Corp.	6.125%	11/1/2034 (2)	75	75
Commerce Group, Inc.	5.950%	12/9/2013	50	51
Fund American Cos., Inc.	5.875%	5/15/2013	75	76
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	100	103
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	50	54
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	50	59
Genworth Financial, Inc.	4.750%	6/15/2009	75	75
Genworth Financial, Inc.	5.750%	6/15/2014	50	52
Genworth Financial, Inc.	6.500%	6/15/2034	50	55
Hartford Life, Inc.	7.375%	3/1/2031	200	242
Lincoln National Corp.	6.200%	12/15/2011	100	107
Loews Corp.	6.000%	2/1/2035	50	49
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	175	183
MetLife, Inc.	5.250%	12/1/2006	250	254
MetLife, Inc.	5.000%	11/24/2013	50	49
MetLife, Inc.	6.375%	6/15/2034	100	107
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	150	153
Principal Life Inc. Funding	5.100%	4/15/2014	100	99
Protective Life Secured Trust	3.700%	11/24/2008	175	170
Prudential Financial, Inc.	4.500%	7/15/2013	100	95
Prudential Financial, Inc.	5.100%	9/20/2014	75	74
Prudential Financial, Inc.	5.750%	7/15/2033	50	50
St. Paul Cos., Inc.	5.750%	3/15/2007	225	231
Travelers Property Casualty Corp.	3.750%	3/15/2008	100	97
XL Capital Ltd.	5.250%	9/15/2014	125	123
XL Capital Ltd.	6.375%	11/15/2024	75	78
Real Estate Investment Trusts (0.4%)
Boston Properties, Inc.	5.625%	4/15/2015	125	126
Brandywine Realty Trust	4.500%	11/1/2009	100	97
Brandywine Realty Trust	5.400%	11/1/2014	100	98
EOP Operating LP	8.375%	3/15/2006	200	208
EOP Operating LP	6.750%	2/15/2008	75	79
EOP Operating LP	4.650%	10/1/2010	125	122
EOP Operating LP	7.000%	7/15/2011	100	109
EOP Operating LP	6.750%	2/15/2012	50	54
EOP Operating LP	5.875%	1/15/2013	150	154
ERP Operating LP	6.625%	3/15/2012	250	271
HRPT Properties Trust	6.250%	8/15/2016	150	156
Health Care Property Investment, Inc.	6.450%	6/25/2012	250	265
Hospitality Properties	5.125%	2/15/2015	50	48
Liberty Property LP	5.125%	3/2/2015	100	97
ProLogis	5.500%	3/1/2013	75	76
Regency Centers LP	6.750%	1/15/2012	200	217
Simon Property Group Inc.	6.375%	11/15/2007	375	392
Simon Property Group Inc.	4.875%	8/15/2010	75	74
iStar Financial Inc.	5.150%	3/1/2012	150	145
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	50	49
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	75	72
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010 (2)	100	98
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	100	97
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	49
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015 (2)	150	146
J. Paul Getty Trust	5.875%	10/1/2033	75	79

				53,769

Industrial (11.0%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	100	97
Alcan, Inc.	5.200%	1/15/2014	125	126
Alcoa, Inc.	4.250%	8/15/2007	400	400
Alcoa, Inc.	7.375%	8/1/2010	100	112
BHP Billiton Finance BV	4.800%	4/15/2013	50	49
BHP Finance USA Ltd.	8.500%	12/1/2012	200	245
Barrick Gold Finance Inc.	4.875%	11/15/2014	75	73
Dow Chemical Co.	5.000%	11/15/2007	500	507
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	200	219
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	225	220
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	115
Falconbridge Ltd.	7.350%	6/5/2012	75	84
ICI Wilmington	4.375%	12/1/2008	100	99
Inco Ltd.	5.700%	10/15/2015	100	102
International Paper Co.	4.250%	1/15/2009	100	98
International Paper Co.	6.750%	9/1/2011	300	330
Newmont Mining	5.875%	4/1/2035	100	99
Placer Dome, Inc.	6.450%	10/15/2035	75	82
Potash Corp. of Saskatchewan	7.750%	5/31/2011	300	345
Praxair, Inc.	3.950%	6/1/2013	200	187
Rohm & Haas Co.	7.850%	7/15/2029	100	130
Weyerhaeuser Co.	6.750%	3/15/2012	475	524
Weyerhaeuser Co.	7.375%	3/15/2032	50	59
Capital Goods (1.1%)
Bemis Co. Inc.	4.875%	4/1/2012 (2)	150	148
Boeing Capital Corp.	5.800%	1/15/2013	250	262
CRH America Inc.	6.950%	3/15/2012	300	333
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	142
Caterpillar Financial Services Corp.	4.150%	1/15/2010	250	243
Caterpillar Financial Services Corp.	4.750%	2/17/2015	50	49
Caterpillar, Inc.	7.375%	3/1/2097	175	214
Deere & Co.	6.950%	4/25/2014	200	228
Emerson Electric Co.	7.125%	8/15/2010	50	56
Emerson Electric Co.	4.625%	10/15/2012	300	296
General Dynamics Corp.	2.125%	5/15/2006	125	123
General Dynamics Corp.	3.000%	5/15/2008	200	192
General Dynamics Corp.	4.250%	5/15/2013	75	72
General Electric Co.	5.000%	2/1/2013	400	399
Hanson PLC	5.250%	3/15/2013	100	100
Honeywell International, Inc.	6.125%	11/1/2011	100	107
John Deere Capital Corp.	3.875%	3/7/2007	100	99
John Deere Capital Corp.	3.900%	1/15/2008	500	493
Lockheed Martin Corp.	8.500%	12/1/2029	250	339
Masco Corp.	6.750%	3/15/2006	250	256
Masco Corp.	5.875%	7/15/2012	100	105
Northrop Grumman Corp.	7.125%	2/15/2011	100	111
Northrop Grumman Corp.	7.750%	2/15/2031	125	158
Raytheon Co.	8.300%	3/1/2010	200	229
Raytheon Co.	5.500%	11/15/2012	175	180
Raytheon Co.	5.375%	4/1/2013	100	102
Raytheon Co.	7.200%	8/15/2027	100	118
Republic Services, Inc.	6.086%	3/15/2035	75	76
TRW, Inc.	7.750%	6/1/2029	100	126
Textron Financial Corp.	5.875%	6/1/2007	100	103
Textron, Inc.	6.500%	6/1/2012	225	244
The Boeing Co.	6.625%	2/15/2038	150	171
Tyco International Group SA	5.800%	8/1/2006	300	307
Tyco International Group SA	6.750%	2/15/2011	125	137
Tyco International Group SA	6.375%	10/15/2011	125	135
Tyco International Group SA	6.000%	11/15/2013	25	26
Tyco International Group SA	7.000%	6/15/2028	75	87
USA Waste Services, Inc.	7.000%	7/15/2028	275	309
United Technologies Corp.	4.875%	11/1/2006	200	202
United Technologies Corp.	6.700%	8/1/2028	100	116
United Technologies Corp.	7.500%	9/15/2029	50	64
Waste Management, Inc.	5.000%	3/15/2014	75	74
Waste Management, Inc.	7.750%	5/15/2032	75	92
Communication (2.7%)
AT†T Wireless Services, Inc.	7.500%	5/1/2007	50	53
AT†T Wireless Services, Inc.	7.875%	3/1/2011	300	342
AT†T Wireless Services, Inc.	8.125%	5/1/2012	250	291
AT†T Wireless Services, Inc.	8.750%	3/1/2031	175	230
Alltel Corp.	7.000%	7/1/2012	125	139
America Movil SA de C.V	4.125%	3/1/2009	125	121
America Movil SA de C.V	5.500%	3/1/2014	50	48
America Movil SA de C.V	5.750%	1/15/2015	100	96
America Movil SA de C.V	6.375%	3/1/2035	125	113
Ameritech Capital Funding	6.150%	1/15/2008	275	286
BellSouth Capital Funding	7.875%	2/15/2030	400	495
BellSouth Corp.	4.200%	9/15/2009	225	219
BellSouth Corp.	4.750%	11/15/2012	125	123
BellSouth Corp.	5.200%	9/15/2014	100	99
BellSouth Corp.	6.550%	6/15/2034	100	107
BellSouth Corp.	6.000%	11/15/2034	125	124
British Sky Broadcasting Corp.	7.300%	10/15/2006	50	52
British Sky Broadcasting Corp.	6.875%	2/23/2009	50	54
British Sky Broadcasting Corp.	8.200%	7/15/2009	50	56
British Telecommunications PLC	8.375%	12/15/2010 (3)	200	232
British Telecommunications PLC	8.875%	12/15/2030 (3)	200	266
CenturyTel, Inc.	5.000%	2/15/2015	50	47
Cingular Wireless	7.125%	12/15/2031	50	56
Clear Channel Communications, Inc.	7.650%	9/15/2010	175	192
Clear Channel Communications, Inc.	5.000%	3/15/2012	400	378
Clear Channel Communications, Inc.	5.500%	9/15/2014	50	48
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	100	119
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	139	188
Comcast Cable Communications, Inc.	8.375%	5/1/2007	750	809
Comcast Cable Communications, Inc.	6.875%	6/15/2009	200	216
Comcast Cable Communications, Inc.	8.875%	5/1/2017	350	447
Cox Communications, Inc.	4.625%	1/15/2010 (2)	225	219
Cox Communications, Inc.	7.750%	11/1/2010	175	194
Cox Communications, Inc.	5.450%	12/15/2014 (2)	175	170
Cox Communications, Inc.	5.500%	10/1/2015	100	97
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	400	462
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	375	490
Deutsche Telekom International Finance	3.875%	7/22/2008	100	98
France Telecom	8.000%	3/1/2011 (3)	200	232
France Telecom	8.750%	3/1/2031 (3)	375	497
Grupo Televisa SA	6.625%	3/18/2025 (2)	100	95
Koninklijke KPN NV	8.000%	10/1/2010	175	201
New England Telephone & Telegraph Co.	6.875%	10/1/2023	175	176
News America Holdings, Inc.	9.250%	2/1/2013	200	250
News America Holdings, Inc.	8.150%	10/17/2036	175	216
News America Inc.	5.300%	12/15/2014	125	123
News America Inc.	6.200%	12/15/2034	150	148
Pacific Bell	7.125%	3/15/2026	50	57
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	50	48
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	50	49
SBC Communications, Inc.	4.125%	9/15/2009	200	194
SBC Communications, Inc.	5.875%	2/1/2012	250	261
SBC Communications, Inc.	5.875%	8/15/2012	200	208
SBC Communications, Inc.	5.100%	9/15/2014	275	268
SBC Communications, Inc.	6.150%	9/15/2034	25	25
Sprint Capital Corp.	6.000%	1/15/2007	250	257
Sprint Capital Corp.	6.125%	11/15/2008	400	419
Sprint Capital Corp.	7.625%	1/30/2011	50	56
Sprint Capital Corp.	6.875%	11/15/2028	150	160
Sprint Capital Corp.	8.750%	3/15/2032	350	453
Telecom Italia Capital	4.000%	11/15/2008	225	220
Telecom Italia Capital	4.000%	1/15/2010 (2)	100	95
Telecom Italia Capital	5.250%	11/15/2013	225	222
Telecom Italia Capital	4.950%	9/30/2014 (2)	75	72
Telecom Italia Capital	6.375%	11/15/2033	50	51
Telecom Italia Capital	6.000%	9/30/2034 (2)	75	72
Telefonica Europe BV	8.250%	9/15/2030	200	266
Telefonos de Mexico SA	8.250%	1/26/2006	200	207
Telefonos de Mexico SA	4.750%	1/27/2010 (2)	125	122
Telefonos de Mexico SA	5.500%	1/27/2015 (2)	125	118
Telus Corp.	7.500%	6/1/2007	100	106
Telus Corp.	8.000%	6/1/2011	125	146
Thomson Corp.	5.750%	2/1/2008	100	104
Time Warner Entertainment	7.250%	9/1/2008	50	54
Time Warner Entertainment	8.375%	3/15/2023	350	427
US Cellular	6.700%	12/15/2033	75	78
Univision Communications, Inc.	2.875%	10/15/2006	50	49
Verizon Global Funding Corp.	4.000%	1/15/2008	200	197
Verizon Global Funding Corp.	7.250%	12/1/2010	300	333
Verizon Global Funding Corp.	6.875%	6/15/2012	900	991
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	104
Verizon Virginia Inc.	4.625%	3/15/2013	100	95
Verizon Wireless Capital	5.375%	12/15/2006	175	178
Vodafone AirTouch PLC	7.750%	2/15/2010	50	56
Vodafone Group PLC	3.950%	1/30/2008	200	198
Vodafone Group PLC	5.000%	12/16/2013	350	347
WPP Finance USA Corp.	5.875%	6/15/2014	75	77
Consumer Cyclical (2.5%)
Brinker International	5.750%	6/1/2014	50	51
CVS Corp.	4.000%	9/15/2009	75	73
CVS Corp.	4.875%	9/15/2014	75	73
Cendant Corp.	6.875%	8/15/2006	290	300
Cendant Corp.	7.375%	1/15/2013	100	113
Centex Corp.	5.125%	10/1/2013	50	48
Costco Wholesale Corp.	5.500%	3/15/2007	75	77
DaimlerChrysler North America Holding Corp.	6.400%	5/15/2006	250	256
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	100	100
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	244
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	250	275
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	625	677
Federated Department Stores, Inc.	6.625%	4/1/2011	200	216
Federated Department Stores, Inc.	6.790%	7/15/2027	50	52
Ford Motor Co.	6.625%	10/1/2028	150	129
Ford Motor Co.	7.450%	7/16/2031	300	271
Ford Motor Co.	8.900%	1/15/2032	350	355
Ford Motor Credit Co.	6.500%	1/25/2007	1,000	1,011
Ford Motor Credit Co.	7.750%	2/15/2007	175	180
Ford Motor Credit Co.	7.375%	10/28/2009	25	25
Ford Motor Credit Co.	7.875%	6/15/2010	750	769
Ford Motor Credit Co.	7.375%	2/1/2011	500	498
Ford Motor Credit Co.	7.000%	10/1/2013	125	121
General Motors Acceptance Corp.	6.125%	2/1/2007	500	494
General Motors Acceptance Corp.	6.125%	8/28/2007	400	391
General Motors Acceptance Corp.	5.625%	5/15/2009	50	46
General Motors Acceptance Corp.	7.250%	3/2/2011	100	93
General Motors Acceptance Corp.	6.875%	9/15/2011	650	589
General Motors Acceptance Corp.	7.000%	2/1/2012	500	452
General Motors Acceptance Corp.	6.875%	8/28/2012	75	67
General Motors Acceptance Corp.	6.750%	12/1/2014	100	86
General Motors Acceptance Corp.	8.000%	11/1/2031	300	262
General Motors Corp.	8.800%	3/1/2021	250	229
General Motors Corp.	8.250%	7/15/2023	200	173
General Motors Corp.	8.375%	7/15/2033	350	299
Harrah's Operating Co., Inc.	7.125%	6/1/2007	100	105
Harrah's Operating Co., Inc.	5.375%	12/15/2013	250	249
Home Depot Inc.	3.750%	9/15/2009	225	218
Kohl's Corp.	6.000%	1/15/2033	100	104
Lear Corp.	8.110%	5/15/2009	100	108
Lear Corp.	5.750%	8/1/2014 (2)	25	24
Liberty Media Corp.	7.875%	7/15/2009	150	162
Lowe's Cos., Inc.	6.875%	2/15/2028	25	29
Lowe's Cos., Inc.	6.500%	3/15/2029	200	227
May Department Stores Co.	5.750%	7/15/2014	50	50
May Department Stores Co.	9.750%	2/15/2021	80	99
May Department Stores Co.	6.650%	7/15/2024	75	77
May Department Stores Co.	6.700%	7/15/2034	50	51
Pulte Homes, Inc.	4.875%	7/15/2009	175	175
Pulte Homes, Inc.	5.250%	1/15/2014	75	73
Pulte Homes, Inc.	7.875%	6/15/2032	25	29
Pulte Homes, Inc.	6.000%	2/15/2035	50	46
Target Corp.	5.400%	10/1/2008	250	258
Target Corp.	5.375%	6/15/2009	125	129
Target Corp.	5.875%	3/1/2012	200	213
Target Corp.	7.000%	7/15/2031	100	121
The Walt Disney Co.	5.375%	6/1/2007	400	409
The Walt Disney Co.	6.375%	3/1/2012	150	162
Time Warner, Inc.	6.125%	4/15/2006	150	153
Time Warner, Inc.	8.180%	8/15/2007	450	485
Time Warner, Inc.	6.875%	5/1/2012	75	82
Time Warner, Inc.	9.150%	2/1/2023	25	33
Time Warner, Inc.	6.625%	5/15/2029	100	107
Time Warner, Inc.	7.700%	5/1/2032	375	446
Toyota Motor Credit Corp.	4.250%	3/15/2010	525	519
Viacom International Inc.	6.625%	5/15/2011	350	374
Wal-Mart Stores, Inc.	4.375%	7/12/2007	275	277
Wal-Mart Stores, Inc.	6.875%	8/10/2009	250	272
Wal-Mart Stores, Inc.	4.000%	1/15/2010	100	97
Wal-Mart Stores, Inc.	4.125%	2/15/2011	50	49
Wal-Mart Stores, Inc.	4.550%	5/1/2013	200	196
Wal-Mart Stores, Inc.	7.550%	2/15/2030	100	130
Wal-Mart Stores, Inc. Canada	5.580%	5/1/2006 (2)	250	254
Yum! Brands, Inc.	8.875%	4/15/2011	100	119
Yum! Brands, Inc.	7.700%	7/1/2012	50	58
Consumer Noncyclical (2.0%)
Abbott Laboratories	5.625%	7/1/2006	200	204
Abbott Laboratories	3.500%	2/17/2009	125	121
Aetna, Inc.	7.875%	3/1/2011	100	115
Albertson's, Inc.	7.500%	2/15/2011	200	222
Albertson's, Inc.	7.450%	8/1/2029	50	55
Albertson's, Inc.	8.000%	5/1/2031	100	117
Altria Group, Inc.	5.625%	11/4/2008	125	128
Amgen Inc.	4.000%	11/18/2009 (2)	175	170
Amgen Inc.	4.850%	11/18/2014 (2)	100	98
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	267
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	150	161
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	75	89
Anthem, Inc.	6.800%	8/1/2012	150	166
Archer-Daniels-Midland Co.	7.500%	3/15/2027	200	249
AstraZeneca PLC	5.400%	6/1/2014	75	77
Boston Scientific	5.450%	6/15/2014	175	179
Bottling Group LLC	4.625%	11/15/2012	200	197
Bristol-Myers Squibb Co.	4.750%	10/1/2006	300	304
Bristol-Myers Squibb Co.	7.150%	6/15/2023	300	359
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	100	98
Campbell Soup Co.	5.500%	3/15/2007	100	102
Campbell Soup Co.	6.750%	2/15/2011	100	110
Cardinal Health, Inc.	4.000%	6/15/2015	50	45
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	100	121
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	100	112
Clorox Co.	4.200%	1/15/2010 (2)	175	172
Clorox Co.	5.000%	1/15/2015 (2)	50	50
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	150	156
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	100	107
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	50	66
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	200	253
Coca-Cola HBC Finance	5.125%	9/17/2013	100	100
Conagra, Inc.	7.875%	9/15/2010	500	571
Eli Lilly & Co.	6.000%	3/15/2012	50	54
General Mills, Inc.	2.625%	10/24/2006	350	342
General Mills, Inc.	5.125%	2/15/2007	100	102
General Mills, Inc.	6.000%	2/15/2012	50	53
Gillette Co.	3.800%	9/15/2009	100	97
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	150	145
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	75	72
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	400	489
H.J. Heinz Co.	6.750%	3/15/2032 (3)	150	173
H.J. Heinz Co.	6.375%	7/15/2028	75	83
Hospira, Inc.	4.950%	6/15/2009	75	76
Hospira, Inc.	5.900%	6/15/2014	25	26
International Flavors & Fragrances	6.450%	5/15/2006	150	154
Johnson & Johnson	3.800%	5/15/2013	75	70
Johnson & Johnson	4.950%	5/15/2033	75	71
Kellogg Co.	6.000%	4/1/2006	100	102
Kellogg Co.	2.875%	6/1/2008	250	238
Kraft Foods, Inc.	4.625%	11/1/2006	400	403
Kraft Foods, Inc.	4.125%	11/12/2009	200	195
Kraft Foods, Inc.	5.625%	11/1/2011	50	52
Kraft Foods, Inc.	6.250%	6/1/2012	50	54
Kraft Foods, Inc.	6.500%	11/1/2031	200	221
Kroger Co.	7.800%	8/15/2007	25	27
Kroger Co.	6.800%	4/1/2011	25	27
Kroger Co.	6.750%	4/15/2012	100	109
Kroger Co.	6.200%	6/15/2012	250	265
Kroger Co.	8.000%	9/15/2029	125	151
Merck & Co.	4.750%	3/1/2015	50	48
Merck & Co.	6.400%	3/1/2028	50	55
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	50	60
Pfizer, Inc.	4.500%	2/15/2014	50	48
Pharmacia Corp.	5.750%	12/1/2005 (3)	400	405
Philip Morris Cos., Inc.	7.650%	7/1/2008	50	54
Philip Morris Cos., Inc.	7.750%	1/15/2027	175	199
Procter & Gamble Co.	4.950%	8/15/2014	50	50
Procter & Gamble Co. ESOP	9.360%	1/1/2021	500	650
Quest Diagnostic, Inc.	6.750%	7/12/2006	100	103
Safeway, Inc.	6.500%	3/1/2011	125	133
Safeway, Inc.	7.250%	2/1/2031	50	55
Schering-Plough Corp.	6.750%	12/1/2033 (3)	75	84
Schering-Plough Corp.	5.550%	12/1/2013	100	102
Tyson Foods, Inc.	7.250%	10/1/2006	100	104
Tyson Foods, Inc.	8.250%	10/1/2011	100	116
Unilever Capital Corp.	7.125%	11/1/2010	350	391
Unilever Capital Corp.	5.900%	11/15/2032	50	53
UnitedHealth Group, Inc.	5.200%	1/17/2007	200	204
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	49
UnitedHealth Group, Inc.	5.000%	8/15/2014	75	74
UnitedHealth Group, Inc.	4.875%	3/15/2015	50	49
Wellpoint Health Networks Inc.	6.375%	1/15/2012	100	108
Wellpoint Inc.	3.750%	12/14/2007 (2)	25	24
Wellpoint Inc.	4.250%	12/15/2009 (2)	50	48
Wellpoint Inc.	5.000%	12/15/2014 (2)	25	24
Wellpoint Inc.	5.950%	12/15/2034 (2)	75	75
Wyeth	4.375%	3/1/2008	250	249
Wyeth	5.500%	3/15/2013	125	128
Wyeth	5.500%	2/1/2014	50	51
Wyeth	6.450%	2/1/2024	100	109
Wyeth	6.500%	2/1/2034	50	55
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	153
Anadarko Finance Co.	7.500%	5/1/2031	250	305
BP Capital Markets PLC	2.750%	12/29/2006	125	122
BP Capital Markets PLC	2.625%	3/15/2007	225	219
Baker Hughes, Inc.	6.875%	1/15/2029	100	119
Burlington Resources, Inc.	6.680%	2/15/2011	50	55
Burlington Resources, Inc.	7.200%	8/15/2031	50	60
Burlington Resources, Inc.	7.400%	12/1/2031	175	216
Canadian Natural Resources	7.200%	1/15/2032	125	148
ChevronTexaco Capital Co.	3.500%	9/17/2007	250	246
Conoco Funding Co.	5.450%	10/15/2006	250	255
Conoco Funding Co.	6.350%	10/15/2011	250	270
Conoco, Inc.	6.950%	4/15/2029	100	119
Devon Financing Corp.	7.875%	9/30/2031	225	283
Encana Corp.	4.600%	8/15/2009	100	100
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	105
Halliburton Co.	5.500%	10/15/2010	75	77
Husky Energy Inc.	6.150%	6/15/2019	100	104
Kerr McGee Corp.	6.950%	7/1/2024	75	77
Marathon Oil Corp.	6.125%	3/15/2012	100	107
Marathon Oil Corp.	6.800%	3/15/2032	50	56
Nexen, Inc.	5.050%	11/20/2013	50	49
Nexen, Inc.	7.875%	3/15/2032	50	62
Norsk Hydro	7.250%	9/23/2027	150	182
Occidental Petroleum	6.750%	1/15/2012	250	278
Occidental Petroleum	7.200%	4/1/2028	150	177
PF Export Receivables Master Trust	6.600%	12/1/2011 (2)	486	508
Petro-Canada	7.875%	6/15/2026	25	31
Petro-Canada	7.000%	11/15/2028	100	115
Petro-Canada	5.350%	7/15/2033	150	140
Phillips Petroleum Co.	8.750%	5/25/2010	450	534
Pioneer Natural Resources Co.	5.875%	7/15/2016	100	103
Pioneer Natural Resources Co.	7.200%	1/15/2028	100	116
Sunoco, Inc.	4.875%	10/15/2014	50	49
XTO Energy, Inc.	5.000%	1/31/2015	50	49
Technology (0.4%)
Deluxe Corp.	3.500%	10/1/2007	50	49
Eastman Kodak Co.	3.625%	5/15/2008	100	96
First Data Corp.	5.625%	11/1/2011	300	315
First Data Corp.	4.850%	10/1/2014	100	98
Hewlett-Packard Co.	3.625%	3/15/2008	400	391
International Business Machines Corp.	6.450%	8/1/2007	500	524
International Business Machines Corp.	5.375%	2/1/2009	25	26
International Business Machines Corp.	4.375%	6/1/2009	150	149
International Business Machines Corp.	7.125%	12/1/2096	250	295
Motorola, Inc.	7.625%	11/15/2010	275	310
Motorola, Inc.	8.000%	11/1/2011	50	58
Motorola, Inc.	7.500%	5/15/2025	75	87
Pitney Bowes, Inc.	4.875%	8/15/2014	200	196
Science Applications International Corp.	6.250%	7/1/2012	25	27
Science Applications International Corp.	5.500%	7/1/2033	25	24
SunGard Data Systems, Inc.	4.875%	1/15/2014	50	40
Transportation (0.7%)
American Airlines, Inc. Pass-Through Certificates	6.855%	4/15/2009	169	171
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	200	202
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	400	427
CNF, Inc.	6.700%	5/1/2034	75	80
CSX Corp.	6.300%	3/15/2012	250	267
Canadian National Railway Co.	6.800%	7/15/2018	250	288
Canadian Pacific Rail	6.250%	10/15/2011	300	323
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	500	521
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017	33	32
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	150	162
FedEx Corp.	2.650%	4/1/2007	75	73
Hertz Corp.	6.350%	6/15/2010	50	48
Hertz Corp.	7.625%	6/1/2012	300	303
Norfolk Southern Corp.	7.700%	5/15/2017	450	543
Norfolk Southern Corp.	7.900%	5/15/2097	50	63
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	200	196
Southwest Airlines Co.	6.500%	3/1/2012	250	263
Union Pacific Corp.	6.125%	1/15/2012	25	27
Union Pacific Corp.	6.500%	4/15/2012	200	218
Union Pacific Corp.	7.125%	2/1/2028	150	173
Union Pacific Corp.	6.625%	2/1/2029	100	110
Other (0.0%)
Black & Decker Corp.	4.750%	11/1/2014	175	168
Rockwell International Corp.	6.700%	1/15/2028	50	58

				70,882

Utilities (1.7%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/2033	300	337
Alabama Power Co.	3.500%	11/15/2007	275	270
Alabama Power Co.	5.500%	10/15/2017	100	103
American Electric Power Co., Inc.	5.375%	3/15/2010	150	153
Arizona Public Service Co.	5.800%	6/30/2014	175	183
Boston Edison Co.	4.875%	4/15/2014	50	50
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	75	78
Commonwealth Edison Co.	6.150%	3/15/2012	300	321
Commonwealth Edison Co.	4.700%	4/15/2015	75	72
Consolidated Edison, Inc.	5.300%	3/1/2035	300	292
Constellation Energy Group, Inc.	6.125%	9/1/2009	200	212
Constellation Energy Group, Inc.	7.000%	4/1/2012	200	223
Consumers Energy Co.	4.250%	4/15/2008	75	74
Consumers Energy Co.	4.800%	2/17/2009	150	150
Consumers Energy Co.	5.375%	4/15/2013	75	76
DTE Energy Co.	7.050%	6/1/2011	100	110
Dominion Resources, Inc.	6.300%	3/15/2033	250	260
Dominion Resources, Inc. PUT	5.250%	8/1/2033	150	149
Duke Capital Corp.	6.750%	2/15/2032	50	55
Duke Energy Corp.	6.250%	1/15/2012	225	239
Duke Energy Corp.	6.000%	12/1/2028	100	101
Energy East Corp.	6.750%	6/15/2012	150	165
Entergy Gulf States	3.600%	6/1/2008	100	96
HQI Transelec Chile SA	7.875%	4/15/2011	250	285
Jersey Central Power & Light	5.625%	5/1/2016	125	129
MidAmerican Energy Co.	6.750%	12/30/2031	250	293
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	75	78
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	200	196
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	125	141
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	175	171
NiSource Finance Corp.	3.200%	11/1/2006	100	98
NiSource Finance Corp.	7.875%	11/15/2010	100	115
Oncor Electric Delivery Co.	6.375%	1/15/2015	150	162
Oncor Electric Delivery Co.	7.250%	1/15/2033	200	242
PPL Electric Utilities Corp.	6.250%	8/15/2009	200	212
PPL Energy Supply LLC	6.400%	11/1/2011	50	54
PSEG Power Corp.	6.950%	6/1/2012	75	83
PSEG Power Corp.	8.625%	4/15/2031	200	268
PacifiCorp	7.700%	11/15/2031	100	129
Pacific Gas & Electric Co.	3.600%	3/1/2009	175	169
Pacific Gas & Electric Co.	4.200%	3/1/2011	50	48
Pacific Gas & Electric Co.	4.800%	3/1/2014	25	24
Pacific Gas & Electric Co.	6.050%	3/1/2034	300	308
Pepco Holdings, Inc.	6.450%	8/15/2012	75	81
Pepco Holdings, Inc.	7.450%	8/15/2032	50	60
Progress Energy, Inc.	6.050%	4/15/2007	300	310
Progress Energy, Inc.	7.100%	3/1/2011	350	384
Public Service Co. of Colorado	4.375%	10/1/2008	250	249
South Carolina Electric & Gas Co.	5.300%	5/15/2033	100	98
Southern California Edison Co.	5.000%	1/15/2014	125	124
Southern California Edison Co.	5.000%	1/15/2016	50	49
Southern California Edison Co.	6.000%	1/15/2034	175	182
Southern California Edison Co.	5.750%	4/1/2035	75	76
TXU Energy Co.	7.000%	3/15/2013	100	110
United Utilities PLC	5.375%	2/1/2019	175	169
Virginia Electric & Power Co.	5.750%	3/31/2006	350	355
Xcel Energy, Inc.	7.000%	12/1/2010	75	83
Natural Gas (0.3%)
Atmos Energy Corp.	4.000%	10/15/2009	125	121
Atmos Energy Corp.	4.950%	10/15/2014	50	49
Columbia Energy Group	7.620%	11/28/2025	100	106
Consolidated Natural Gas	5.000%	12/1/2014	150	147
Enbridge Energy Partners	4.900%	3/1/2015	75	74
Enron Corp.	9.125%	4/1/2003 †	500	160
Enron Corp.	7.125%	5/15/2007 †	150	48
Enron Corp.	6.875%	10/15/2007 †	500	160
HNG Internorth	9.625%	3/15/2006 †	500	160
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	288
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	48
TGT Pipeline, LLC	5.500%	2/1/2017 (2)	25	25
Texas Gas Transmission	4.600%	6/1/2015	100	96
Trans-Canada Pipelines	5.600%	3/31/2034	150	151
Yosemite Security Trust	8.250%	11/15/2004 (2)†	775	322

				11,259

TOTAL CORPORATE BONDS
(Cost $164,631)				164,840

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.7%)

Asian Development Bank	4.875%	2/5/2007	1,000	1,017
Bayerische Landesbank	2.875%	10/15/2008	150	142
Canadian Government	6.750%	8/28/2006	300	312
Canadian Government	5.250%	11/5/2008	100	104
Canadian Mortgage & Housing	2.950%	6/2/2008	100	96
China Development Bank	4.750%	10/8/2014	100	97
Corporacion Andina de Fomento	5.200%	5/21/2013	100	100
Eksportfinans	3.375%	1/15/2008	125	122
Eksportfinans	4.375%	7/15/2009	125	125
European Investment Bank	3.000%	8/15/2006	200	198
European Investment Bank	4.875%	9/6/2006	500	508
European Investment Bank	7.125%	9/18/2006	300	314
European Investment Bank	4.625%	3/1/2007	750	759
European Investment Bank	2.375%	6/15/2007	250	242
European Investment Bank	3.125%	10/15/2007	200	195
European Investment Bank	3.375%	3/16/2009	150	145
European Investment Bank	4.625%	5/15/2014	175	175
Export Development Canada	4.000%	8/1/2007	150	150
Export-Import Bank of Korea	4.500%	8/12/2009	200	197
Export-Import Bank of Korea	4.625%	3/16/2010	100	99
Federation of Malaysia	8.750%	6/1/2009	400	458
Hellenic Republic	6.950%	3/4/2008	125	134
Instituto de Credito Oficial	6.000%	5/19/2008	150	158
Inter-American Development Bank	6.375%	10/22/2007	250	264
Inter-American Development Bank	5.625%	4/16/2009	750	789
Inter-American Development Bank	8.500%	3/15/2011	130	156
Inter-American Development Bank	7.000%	6/15/2025	100	123
International Bank for Reconstruction & Development	4.125%	6/24/2009	550	547
International Bank for Reconstruction & Development	4.125%	8/12/2009	525	523
International Finance Corp.	3.000%	4/15/2008	300	291
KFW International Finance, Inc.	5.250%	6/28/2006	100	102
KFW International Finance, Inc.	4.750%	1/24/2007	100	102
Korea Development Bank	3.875%	3/2/2009	100	97
Korea Development Bank	4.750%	7/20/2009	200	199
Korea Development Bank	5.750%	9/10/2013	225	233
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	1,125	1,106
Landwirtschaft Rentenbank	3.375%	11/15/2007	500	491
Landwirtschaft Rentenbank	3.250%	6/16/2008	100	97
Landwirtschaft Rentenbank	3.625%	10/20/2009	50	48
Nordic Investment Bank	3.125%	4/24/2008	150	147
Oesterreich Kontrollbank	5.125%	3/20/2007	75	77
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	150	162
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	400	455
Pemex Project Funding Master Trust	8.500%	2/15/2008	150	163
Pemex Project Funding Master Trust	7.375%	12/15/2014	200	214
People's Republic of China	7.300%	12/15/2008	50	55
People's Republic of China	4.750%	10/29/2013	50	49
Province of British Columbia	5.375%	10/29/2008	200	207
Province of Manitoba	7.500%	2/22/2010	300	339
Province of New Brunswick	3.500%	10/23/2007	200	197
Province of Nova Scotia	5.750%	2/27/2012	50	53
Province of Ontario	3.350%	7/16/2007	325	320
Province of Ontario	5.500%	10/1/2008	200	208
Province of Ontario	3.625%	10/21/2009	125	121
Province of Ontario	5.125%	7/17/2012	450	464
Province of Ontario	4.500%	2/3/2015	75	73
Province of Quebec	5.000%	7/17/2009	950	969
Quebec Hydro Electric	8.050%	7/7/2024	200	268
Quebec Hydro Electric	8.400%	1/15/2022	275	372
Republic of Chile	5.625%	7/23/2007	225	231
Republic of Chile	7.125%	1/11/2012	50	56
Republic of Finland	4.750%	3/6/2007	50	51
Republic of Hungary	4.750%	2/3/2015	250	242
Republic of Italy	4.375%	10/25/2006	800	806
Republic of Italy	3.625%	9/14/2007	150	148
Republic of Italy	3.750%	12/14/2007	50	49
Republic of Italy	3.250%	5/15/2009	50	48
Republic of Italy	6.000%	2/22/2011	450	483
Republic of Italy	5.625%	6/15/2012	1,375	1,460
Republic of Italy	4.500%	1/21/2015	200	199
Republic of Italy	5.375%	6/15/2033	50	50
Republic of Korea	8.875%	4/15/2008	200	225
Republic of Korea	4.250%	6/1/2013	100	94
Republic of Korea	4.875%	9/22/2014	225	217
Republic of Poland	6.250%	7/3/2012	150	162
Republic of South Africa	8.375%	10/17/2006	350	369
Republic of South Africa	8.500%	6/23/2017	100	123
State of Israel	4.625%	6/15/2013	75	71
Swedish Export Credit Corp.	2.875%	1/26/2007	100	98
United Mexican States	4.625%	10/8/2008	200	197
United Mexican States	8.375%	1/14/2011	1,500	1,707
United Mexican States	6.375%	1/16/2013	125	129
United Mexican States	5.875%	1/15/2014	250	248
United Mexican States	6.625%	3/3/2015	25	26
United Mexican States	11.375%	9/15/2016	50	71
United Mexican States	8.125%	12/30/2019	125	143
United Mexican States	8.300%	8/15/2031	350	401
United Mexican States	7.500%	4/8/2033	100	106
United Mexican States	6.750%	9/27/2034	125	122

TOTAL SOVEREIGN BONDS
(Cost $24,248)				24,260

TAXABLE MUNICIPAL BONDS (0.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	125	121
Illinois (Taxable Pension) GO	5.100%	6/1/2033	700	672
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	175	178
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	100	126
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	75	71
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	52
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	80
Oregon School Board Assn	5.528%	6/30/2028	50	51
Wisconsin Public Service Rev	4.800%	5/1/2013	75	75
Wisconsin Public Service Rev	5.700%	5/1/2026	75	79

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $1,441)				1,505

TEMPORARY CASH INVESTMENTS (1.3%)

Vanguard Market Liquidity Fund, 2.748%**			8,161,605	8,162

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,162)				8,162

TOTAL INVESTMENTS (100.1%)
(Cost $645,223)				646,816

OTHER ASSETS AND LIABILITIES - NET (-0.1%)				(474)

NET ASSETS (100%)				$646,342

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. †Non-income-producing security — security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $7,056,000, representing 1.1% of net assets.
(3) Adjustable-rate note.
GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $645,223,000. Net unrealized appreciation of investment securities for tax purposes was $1,593,000, consisting of unrealized gains of $10,358,000 on securities that had risen in value since their purchase and $8,765,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.